Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0001065059
Registrant Name	CENTRUS ENERGY CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES